INTANGIBLE ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of estimated amortization expense
Year Ending December 31,	Estimated Amortization
2020 (6 months)	$7,782
2021	$15,564
2022	$15,564
2023	$15,564
2024	$15,564

Year Ending December 31,	Estimated Amortization
2020	$1,252
2021	$1,252
2022	$1,252
2023	$1,252
2024	$1,252